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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [_] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Magnetar Financial LLC
Address: 1603 Orrington Avenue, 13/th/ Floor
         Evanston, IL 60201

Form 13F File Number: 28-11800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Turro
Title:   Chief Compliance Officer
         Phone: 847-905-4690

Signature, Place, and Date of Signing:

 /s/ Michael Turro     Evanston, IL      May 15, 2012
-------------------   ---------------   --------------
   [Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                   FORM 13F

                                 SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 6
Form 13F Information Table Value Total: $ 206,258
                                        -----------
                                        (thousands)

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON DECEMBER 31, 2011 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT CONFIDENTIAL TREATMENT IS NO LONGER NECESSARY OR THAT THE CONFIDENTIAL TREATMENT EXPIRED ON MAY 15, 2012.

List of Other Included Managers: NONE

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                          FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------                      -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                   VOTING AUTHORITY
NAME OF                       TITLE OF            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
ISSUER                         CLASS    CUSIP    [x$1000]  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------                        -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
* FUSHI COPPERWELD INC          COM    36113E107     128     17,041 SH          SOLE                17,041
* JAGUAR MNG INC                COM    47009M103  18,252  2,862,851 SH          SOLE             2,862,851
* JAGUAR MNG INC                COM    47009M103   1,623    254,400 SH  CALL    SOLE               254,400
* MEDCO HEALTH SOLUTIONS INC    COM    58405U102 121,691  2,176,935 SH          SOLE             2,176,935
* SUCCESSFACTORS INC            COM    864596101  54,726  1,372,600 SH  CALL    SOLE             1,372,600
* VULCAN MATLS CO               COM    929160109   9,838    250,000 SH  CALL    SOLE               250,000